Schedule of Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest And Finance Costs
Interest on long-term debt (Note 8)	$ 5,477	$ 6,259	$ 5,483
Interest on Promissory Note (Note 3)			69
Amortization and write-off of financing costs	226	238	247
Financing fees and charges	72	32	36
Total	$ 5,775	$ 6,529	$ 5,835